Note 10 - Reportable Business Segments (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$402,903	$246,699	$-	$649,602
Cost of goods sold	249,411	179,480	-	428,891
Gross margin	153,492	67,219	-	220,711
Depreciation of property and equipment	1,626	21	-	1,647
Amortization of intangible assets	3,147	879	-	4,026
Administrative expenses	10,438	4,763	28,756	43,957
Selling and marketing expenses	29,666	18,246	-	47,912
Other operating expenses	11,954	3,138	-	15,092
Segment profit (loss) for the period	$96,661	$40,172	$(28,756)	$108,077
Finance costs				(29,744)
Restructuring costs				(7,118)
Gain on Recapitalization transaction, net				52,152
Unrealized loss of derivative instruments and other				(84,968)
Realized loss of derivative instruments				(85,457)
Other expense, net				(2,425)
Provision for income taxes				(673)
Loss for the period from continuing operations				$(50,156)
Loss from discontinued operations				(1,210)
Loss for the period				(51,366)
Capital expenditures	$2,695	$292	$-	$2,987
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$474,209	$294,231	$-	$768,440
Cost of goods sold	487,424	356,364	-	843,788
Gross margin	(13,215)	(62,133)	-	(75,348)
Depreciation of property and equipment	2,483	33	-	2,516
Amortization of intangible assets	5,301	687	-	5,988
Administrative expenses	9,290	6,527	25,649	41,466
Selling and marketing expenses	34,578	19,701	-	54,279
Other operating expenses	29,483	1,855	-	31,338
Segment loss for the period	$(94,350)	$(90,936)	$(25,649)	$(210,935)
Finance costs				(28,451)
Unrealized gain of derivative instruments and other				65,463
Realized gain of derivative instruments				236,500
Other income, net				28,825
Provision for income taxes				(2,053)
Profit for the period from continuing operations				$89,349
Loss from discontinued operations				(9,809)
Profit for the period				79,540
Capital expenditures	$731	$(199)	$-	$532
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$774,699	$468,037	$-	$1,242,736
Cost of goods sold	434,852	318,036	-	752,888
Gross margin	339,847	150,001	-	489,848
Amortization of property, and equipment	4,287	47	-	4,334
Amortization of intangible assets	6,851	1,767	-	8,618
Administrative expenses	18,899	10,598	52,602	82,099
Selling and marketing expenses	57,222	37,649	-	94,871
Other operating expenses	21,069	6,655	-	27,724
Segment profit (loss) for the period	$231,519	$93,285	$(52,602)	$272,202
Finance costs				(51,597)
Restructuring costs				(7,118)
Gain on Recapitalization transaction, net				50,341
Unrealized loss of derivative instruments and other				(7,619)
Realized loss of derivative instruments				(219,903)
Other expense, net				(3,057)
Provision for income taxes				(1,307)
Profit for the period from continuing operations				31,942
Loss from discontinued operations				(4,158)
Profit for the period				$27,784

Capital expenditures	$4,216	$457	$-	$4,673

As at September 30, 2020
Total goodwill	$171,352	$96,654	$-	$268,006
Total assets	$883,098	$254,569	$-	$1,137,667
Total liabilities	$1,176,596	$131,820	$-	$1,308,416
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$884,207	$554,398	$-	$1,438,605
Cost of goods sold	746,683	555,046		1,301,729
Gross margin	137,524	(648)	-	136,876
Amortization of property, and equipment	5,432	71	-	5,503
Amortization of intangible assets	12,221	1,379	-	13,600
Administrative expenses	20,525	12,678	49,066	82,269
Selling and marketing expenses	76,378	39,605	-	115,983
Other operating expenses	53,214	3,290	-	56,504
Segment loss for the period	$(30,246)	$(57,671)	$(49,066)	$(136,983)
Finance costs				(51,997)
Unrealized loss of derivative instruments and other				(176,536)
Realized gain of derivative instruments				156,568
Other income, net				28,085
Recovery of income taxes				241
Loss for the period from continuing operations				$(180,622)
Loss from discontinued operations				(14,998)
Loss for the period				(195,620)

Capital expenditures	$5,650	$551	$-	$6,201

As at September 30, 2019
Total goodwill	$165,989	$159,479	$-	$325,468
Total assets	$1,153,935	$407,935	$-	$1,561,870
Total liabilities	$1,638,809	$228,500	$-	$1,867,309

Disclosure of geographical areas [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30, 2020	Sept. 30, 2019	Sept. 30, 2020	Sept. 30, 2019
Canada	$63,891	$66,667	$122,038	$142,152
United States	585,711	701,773	1,120,698	1,296,453
Total	$649,602	$768,440	$1,242,736	$1,438,605
	As at Sept. 30, 2020	As at March 31, 2020
Canada	$232,671	$233,678
United States	147,595	166,074
Total	$380,266	$399,752